Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Continuity of Digital Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Schedule of Continuity of Digital Assets [Abstract]
Opening balance	$ 515,586,931	$ 555,838,900
Digital assets acquired	34,559,755	273,427,760
Digital assets disposed	(16,466,844)	(87,878,518)
Digital assets earned from staking, lending and fees	3,805,197	13,072,141
Realized gain (loss) on digital assets	(60,135,440)	48,283,105
Net change in unrealized gains and losses on digital assets	(137,605,706)	(282,272,597)
Settlement of Genesis loan		(6,100,598)
Digital assets transferred in from (out to) equity investments at FVTPL	15,578,620	2,749,352
Digital assets in from (out to) ETP sales	10,378,596
Foreign exchange gain (loss) / Fees / Other	98,668	(1,532,614)
Ending balance	$ 365,799,777	$ 515,586,931